Discontinued Operations (Details) (USD $)	12 Months Ended				0 Months Ended	6 Months Ended	3 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Apr. 02, 2014 Subsequent Event [Member]	Jul. 16, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Use Of Debt Proceeds [Member]	Jan. 31, 2014 Subsequent Event [Member] Discontinued Operations [Member]	Jan. 31, 2014 Subsequent Event [Member] Discontinued Operations [Member] Senior Notes [Member]	Jan. 31, 2014 Subsequent Event [Member] Discontinued Operations [Member] Term Loan Due 2021 [Member]	Jan. 31, 2014 Subsequent Event [Member] Discontinued Operations [Member] Senior Notes Due 2022 [Member] Senior Notes [Member]	Jan. 31, 2014 Subsequent Event [Member] Discontinued Operations [Member] Senior Notes Due 2024 [Member] Senior Notes [Member]
Discontinued Operations Details [Abstract]
Sale price of Outdoor Europe				$ 225,000,000
After tax charge associated with disposition of Outdoor Europe	110,000,000
Estimated fair value of guarantees	40,000,000
Revenues from discontinued operations	1,695,000,000	1,873,000,000	1,885,000,000
Earnings (loss) from discontinued operations, net of tax [Abstract]
Earnings (loss) from discontinued operations	(12,000,000)	128,000,000	125,000,000
Income tax benefit (provision), discontinued operations	0	(62,000,000)	(83,000,000)
Earnings (loss) from discontinued operations, net of tax	(12,000,000)	66,000,000	42,000,000
Gain on disposal, net ot tax
Gain on disposal	159,000,000	0	0
Income tax provision on disposal	(6,000,000)	0	0
Gain on disposal, net of tax	153,000,000	0	0
Net earnings (loss) from discontinued operations, net of tax	141,000,000	66,000,000	42,000,000
Subsequent Events [Line Items]
Number of shares of CBS Outdoor Americas Inc common stock offered in IPO					23,000,000
Percentage of CBS Outdoor Americas not owned by CBS and recorded as noncontrolling interest					19.00%
Per share IPO price of CBS Outdoor Americas					$ 28
Aggregate proceeds from IPO, net of underwriting discounts and commissions					615,000,000
Percentage of CBS Outdoor Americas owned by CBS					81.00%	0.00%
Shares of CBS Outdoor Americas common stock owned by CBS					97,000,000	0.0
Shares of CBS Class B Common Stock received in split-off transaction						44,700,000
Face value of debt	6,440,000,000	5,930,000,000						1,600,000,000	800,000,000	800,000,000	400,000,000	400,000,000
Stated interest rate											5.25%	5.625%
Reference rate for term loan										2.25%
Adjustment to term loan reference rate to arrive at effective rate										plus the greater of LIBOR or 0.75%
Stock repurchase program							1,500,000,000
Discontinued operations balance sheet disclosures [Abstract]
Current assets, discontinued operations	351,000,000	572,000,000
Goodwill, discontinued operations	1,866,000,000	1,926,000,000
Intangible assets, discontinued operations	366,000,000	428,000,000
Net property and equipment, discontinued operations	763,000,000	919,000,000
Other assets, discontinued operations	129,000,000	148,000,000
Total assets, discontinued operations	3,475,000,000	3,993,000,000
Current liabilities, discontinued operations	254,000,000	490,000,000
Noncurrent liabilities, discontinued operations	477,000,000	532,000,000
Total liabilities, discontinued operations	$ 731,000,000	$ 1,022,000,000